K&L Gates LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi

D 202.778.9351

F 202.778.9100

mark.amorosi@klgates.com

January 10, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 103 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 103 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page for the Trust, the manually signed originals of which are maintained at the office of the Trust.

The primary purpose of this filing is to add nine new series to the Trust, four of which will have two classes of shares (Class IB and Class K), and five of which (the “Multimanager Portfolios”) will have three classes of shares (Class IA, Class IB and Class K). This filing is not intended to affect the prospectus or statement of additional information of any class of any previously registered series of the Trust.

Please note that the Multimanager Portfolios are being established in connection with certain “shell” reorganizations under which, subject to shareholder approval, funds that are series of AXA Premier VIP Trust (“VIP Portfolios”) will be reorganized into the corresponding newly-created Multimanager Portfolios (the “Reorganizations”). Each Multimanager Portfolio has substantially similar investment objectives, policies and risks as the corresponding VIP Portfolio and will assume the operating and performance history of that VIP Portfolio. Accordingly, the descriptions of the Multimanager Portfolios included in the Post-Effective Amendment include financial, performance and other information of the corresponding VIP Portfolios assuming the Reorganizations occur.

The Trust anticipates filing in the near future a Registration Statement on Form N-14 in connection with the Reorganizations. If approved by shareholders, the Reorganizations will occur on or about May 1, 2014. The prospectus and statement of additional information with

U.S. Securities and Exchange Commission

January 10, 2014

respect to the Multimanager Portfolios included in the Post-Effective Amendment will be used only if the Reorganizations occur.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
William MacGregor, Esq.
AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.
K&L Gates LLP